Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.39%♦
Communication Services — 10.58%
Alphabet Class A †	65,917	$ 9,948,853
AT&T	557,812	9,817,491
Comcast Class A	387,191	16,784,730
Meta Platforms Class A	30,438	14,780,084
Verizon Communications	403,028	16,911,055
		68,242,213
Consumer Discretionary — 9.53%
AutoZone †	1,356	4,273,637
Booking Holdings	1,308	4,745,267
Ford Motor	130,623	1,734,674
General Motors	201,126	9,121,064
Kohl's	107,319	3,128,349
Lowe's	79,404	20,226,581
NIKE Class B	43,006	4,041,704
TJX	140,107	14,209,652
		61,480,928
Consumer Staples — 4.34%
Altria Group	197,392	8,610,239
Philip Morris International	211,875	19,411,987
		28,022,226
Energy — 11.62%
Chevron	47,816	7,542,496
ConocoPhillips	102,417	13,035,636
Exxon Mobil	286,282	33,277,420
Marathon Petroleum	94,259	18,993,188
Valero Energy	12,214	2,084,807
		74,933,547
Financials — 23.81%
American International Group	107,671	8,416,642
Bank of New York Mellon	135,779	7,823,586
Blackstone	15,643	2,055,021
Charles Schwab	57,403	4,152,533
Corebridge Financial	341,608	9,814,398
Evercore Class A	54,849	10,563,369
F&G Annuities & Life	12,229	495,886
Fidelity National Financial	126,092	6,695,485
Invesco	340,115	5,642,508
KeyCorp	161,896	2,559,576
Lincoln National	188,172	6,008,332
MetLife	175,854	13,032,540
Old Republic International	63,870	1,962,086
OneMain Holdings	179,999	9,196,149
PayPal Holdings †	139,157	9,322,128
PNC Financial Services Group	74,691	12,070,066
Rithm Capital	617,071	6,886,512
Synchrony Financial	344,542	14,856,651
TPG	39,506	1,765,918
Truist Financial	302,044	11,773,675
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Western Union	610,787	$ 8,538,802
		153,631,863
Healthcare — 18.30%
Bristol-Myers Squibb	341,548	18,522,148
Cigna Group	63,268	22,978,305
CVS Health	242,379	19,332,149
Gilead Sciences	262,709	19,243,434
McKesson	16,900	9,072,765
Merck & Co.	208,225	27,475,289
Pfizer	52,348	1,452,657
		118,076,747
Industrials — 7.09%
3M	89,241	9,465,793
Builders FirstSource †	53,661	11,191,001
Delta Air Lines	90,966	4,354,542
Emerson Electric	84,504	9,584,444
Honeywell International	54,232	11,131,118
		45,726,898
Information Technology — 13.04%
Broadcom	13,898	18,420,548
Cisco Systems	474,931	23,703,806
Cognizant Technology Solutions Class A	108,848	7,977,470
KLA	2,755	1,924,560
Lam Research	5,108	4,962,780
Motorola Solutions	26,780	9,506,365
QUALCOMM	104,164	17,634,965
		84,130,494
Real Estate — 1.08%
Medical Properties Trust	1,478,347	6,948,231
		6,948,231
Total Common Stocks (cost $486,795,252)		641,193,147

Short-Term Investments — 0.54%
Money Market Mutual Funds — 0.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	873,077	873,077
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	873,081	873,081
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	873,081	873,081
NQ-FL2 [0324] 0524 (3563515)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	873,080	$ 873,080
Total Short-Term Investments (cost $3,492,319)		3,492,319

Total Value of Securities—99.93% (cost $490,287,571)		644,685,466
Receivables and Other Assets Net of Liabilities—0.07%		428,175
Net Assets Applicable to 18,050,448 Shares Outstanding—100.00%		$645,113,641

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ-FL2 [0324] 0524 (3563515)